Related party transactions -Compensation for Executive Management and Board of Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Fees, salaries and other short-term employee benefits	$ 4,841	$ 4,232	$ 4,235
Post-employment benefits	570	441	188
Share-based compensation	13,198	18,435	4,741
Total compensation for Executive Management and BOD	$ 18,609	$ 23,108	$ 9,164